Statements of Changes in Shareholders’ Equity (Unaudited) (Parentheticals) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Net of issuance costs	$ 275	$ 86	$ 129	$ 424